Transfer of Financial Assets, Assets Pledged and Received as Collateral - Transferred Assets with on-going Involvement I (Detail) - The impact on the Groups Balance Sheet of on-going involvement associated with transferred assets derecognized in full - EUR (€)
€ in Millions
		Dec. 31, 2025	Dec. 31, 2024
Carrying amount
Loans at amortized cost
Securitization notes		€ 479	€ 441
Other		0	0
Total loans at amortized cost		479	441
Financial assets held at fair value through profit or loss
Securitization notes		0	0
Non-standard Interest Rate, cross-currency or inflation-linked swap		0	0
Total financial assets at fair value through profit or loss		0	0
Financial assets measured at fair value through other comprehensive income [abstract]
Securitization notes		532	669
Other		0	0
Total financial assets at fair value through other comprehensive income		532	669
Total financial assets representing on-going involvement		1,011	1,110
Financial liabilities held at fair value through profit or loss
Non-standard Interest Rate, cross-currency or inflation-linked swap		0	0
Total financial liabilities representing on-going involvement		0	0
Fair value
Loans at amortized cost
Securitization notes		459	397
Other		0	0
Total loans at amortized cost		459	397
Financial assets held at fair value through profit or loss
Securitization notes		0	0
Non-standard Interest Rate, cross-currency or inflation-linked swap		0	0
Total financial assets at fair value through profit or loss		0	0
Financial assets measured at fair value through other comprehensive income [abstract]
Securitization notes		466	560
Other		0	0
Total financial assets at fair value through other comprehensive income		466	560
Total financial assets representing on-going involvement		925	957
Financial liabilities held at fair value through profit or loss
Non-standard Interest Rate, cross-currency or inflation-linked swap		0	0
Total financial liabilities representing on-going involvement		0	0
Maximum Exposure to Loss
Loans at amortized cost
Securitization notes	[1]	459	397
Other	[1]	0	0
Total loans at amortized cost	[1]	459	397
Financial assets held at fair value through profit or loss
Securitization notes	[1]	0	0
Non-standard Interest Rate, cross-currency or inflation-linked swap	[1]	0	0
Total financial assets at fair value through profit or loss	[1]	0	0
Financial assets measured at fair value through other comprehensive income [abstract]
Securitization notes	[1]	466	560
Other	[1]	0	0
Total financial assets at fair value through other comprehensive income	[1]	466	560
Total financial assets representing on-going involvement	[1]	925	957
Financial liabilities held at fair value through profit or loss
Non-standard Interest Rate, cross-currency or inflation-linked swap	[1]	0	0
Total financial liabilities representing on-going involvement	[1]	€ 0	€ 0

[1]	The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities